SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN VARIABLE ANNUITY FUNDS

I.          Evergreen VA Omega Fund (the “Fund”)

Effective May 20, 2010, Evergreen VA Omega Fund is managed by Thomas J. Pence and Michael T. Smith. Accordingly, the section of the prospectuses for the Fund entitled “Fund Summary – Fund Management” is revised to reflect the following:

Investment Advisor	Sub-advisor	Portfolio Manager(s), Title/Year Joined Fund
Evergreen Investment Management Company, LLC	N/A	Thomas J. Pence, CFA, Portfolio Manager/2010 Michael T. Smith, CFA, Portfolio Manager/2010

The section of the prospectuses for the Fund entitled “Investment Goals, Strategies and Risks – Investment Goals and Strategies” is revised as follows:

The last sentence of the section entitled “Principal Investment Strategies” is replaced with the following:

                “The Fund’s portfolio managers employ a growth style of equity management. They seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market shares) and that they believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). In addition, the Fund’s portfolio managers seek a favorable risk/reward relationship to fair valuation, which they define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.”

The section of the prospectuses for the Fund entitled “Fund Management – Portfolio Manager(s)” is revised to reflect the following:

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Thomas J. Pence, CFA/2010	Portfolio Manager	EIMC and/or an affiliate 2005-Present	Portfolio Manager
Michael T. Smith, CFA/2010	Portfolio Manager	EIMC and/or an affiliate 2005 –Present	Portfolio Manager, Analyst

                In the Fund’s statement of additional information, the table in the section entitled “Portfolio Manager(s) – Other Funds and Accounts Managed” is amended to reflect the following information, which is as of July 31, 2009 unless otherwise indicated:

Portfolio Manager		(Assets)
Thomas J. Pence, CFA[1]	Number of registered investment companies managed	11
	Assets of registered investment companies managed	$1.5 billion
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	4
	Assets of other pooled investment vehicles managed	$47 million
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	205
	Assets of separate accounts managed	$6.3 billion
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
Michael T. Smith, CFA[1,2]	Number of registered investment companies managed	0
	Assets of registered investment companies managed	0
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	22
	Assets of separate accounts managed	$244 million
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0

1.As of July 31, 2009, Thomas J. Pence was not a portfolio manager of Evergreen VA Omega Fund.

2.Information for Michael T. Smith is as of December 31, 2009.  As of that date, Mr. Smith was not a portfolio manager of Evergreen Omega Fund.

In the Fund’s statement of additional information, the table in the section entitled “Portfolio Manager(s) – Fund Holdings” is amended to reflect the following information, which is as of May 20, 2010:

Portfolio Manager	Fund	Dollar Range of Holdings in Fund	Dollar Range of Holdings in Evergreen Family of Funds
Thomas J. Pence	Evergreen VA Omega Fund	$0	$0
Michael T. Smith	Evergreen VA Omega Fund	$0	$0

May 20, 2010                                                                                                                                         587238 (5/10)